Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–95.66%
Alabama–1.27%
Alabama (State of) Public Housing Authorities; Series 2003 B, RB (INS - AGM)(a)	4.45%	01/01/2024	$ 150	$ 150,360
Alabama (State of) Public School & College Authority; Series 2007, RB (INS - AGM)(a)	2.50%	12/01/2027	1,000	1,001,210
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	10	10,027
Bibb (County of), AL; Series 2015, Ref. Wts.(b)(c)	2.40%	05/01/2021	210	214,002
Birmingham (City of), AL; Series 2009 A, Ref. GO Bonds	4.25%	06/01/2024	20	20,059
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	12,000	13,207,200
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	5,000	5,521,350
Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,331
Daphne (City of), AL Utilities Board; Series 2008, RB	4.00%	06/01/2020	10	10,000
Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	670	672,419
Lee (County of), FL Public Building Authority (DHR); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,029
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	4.00%	08/01/2020	140	139,958
Pinson (City of), AL; Series 2014, Ref. GO Wts.	2.75%	07/01/2026	210	210,307
				21,352,252
Alaska–0.01%
University of Alaska; Series 2009 P, Ref. RB	4.00%	10/01/2023	150	150,138
Arizona–0.86%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,364
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2016, Ref. RB	5.00%	01/01/2021	1,975	2,021,413
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	2,650	2,656,519
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,072
Pima (County of), AZ; Series 2009, RB	4.00%	07/01/2020	275	275,811
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	175	175,173
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	295	276,539
Pinal (County of), AZ Industrial Development Authority (Florence West Prison Expansion, LLC); Series 2006 A, RB (INS - AGA)(a)	5.25%	10/01/2022	100	100,101
Pinal County Unified School District No. 43; Series 2005 A, GO Bonds (INS - NATL)(a)	4.00%	07/01/2020	275	275,861
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,750,240
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,030
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,595	1,751,310
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	875	878,623
Yavapai (County of), AZ Industrial Development Authority (Arizona Agribusiness and Equine Center, Inc.); Series 2011, RB(b)(c)	7.63%	03/01/2021	1,075	1,133,641
Yuma Municipal Property Corp.; Series 2010 B, Ref. RB	4.50%	07/01/2025	10	10,030
				14,445,727
Arkansas–0.43%
Independence (County of), AR (Entergy, Inc.); Series 2013, Ref. RB	2.38%	01/01/2021	7,250	7,295,747
California–9.25%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	7,335	8,034,099
Anaheim (City of), CA Housing & Public Improvements Authority; Series 2016, RB(b)(c)	5.00%	10/01/2021	1,280	1,358,758
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	5,000	5,642,600
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,069
Bay Area Toll Authority; Series 2014 H, RB (SIFMA Municipal Swap Index + 0.70%)(c)(e)	0.84%	04/01/2021	4,000	3,990,640
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB	5.00%	09/01/2022	450	484,893
Series 2013 B, RB	5.00%	09/01/2023	475	526,319
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 1971 Q, GO Bonds	4.75%	03/01/2021	$ 35	$ 35,120
Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(c)(e)	0.89%	12/01/2021	4,000	3,979,240
Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,707,561
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.75%	06/01/2029	25	25,009
California (State of) Department of Water Resources;
Series 2011 N, RB	5.00%	05/01/2021	10,845	11,332,374
Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(c)(e)	0.51%	12/01/2022	12,965	12,999,228
California (State of) Pollution Control Financing Authority (CalPlant I); Series 2017, RB(d)(f)	7.00%	07/01/2022	570	307,800
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,471
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	915	977,613
Fullerton (City of), CA Public Financing Authority; Series 2005, RB (INS - AMBAC)(a)	5.00%	09/01/2024	4,545	4,587,723
Howell Mountain Elementary School District; Series 2007, GO Bonds (INS - AGM)(a)(g)	0.00%	08/01/2027	1,200	1,001,316
Imperial (City of), CA Public Financing Authority (Wastewater Facility); Series 2012, RB	5.00%	10/15/2020	610	621,017
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2020	885	900,983
Industry (City of), CA Public Facilities Authority (Transportation-Distribution-Industrial Redevelopment Project No. 3); Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	01/01/2025	40	40,939
Inglewood Unified School District School Facilities Financing Authority (Inglewood Unified School District General Obligation Bond Program); Series 2007, RB (INS - AGM)(a)	5.25%	10/15/2021	1,000	1,039,910
Jefferson Union High School District; Series 2000 A, Ref. GO Bonds (INS - NATL)(a)	6.25%	08/01/2020	85	85,832
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,032
Los Angeles (City of), CA; Series 2010 A, RB	5.00%	06/01/2028	1,350	1,354,657
Los Angeles Unified School District; Series 2010, GO Bonds	5.25%	07/01/2028	5,000	5,019,600
Mizuho Floater/Residual Trust;
Series 2020, VRD RB (LOC - Mizuho Capital Mkts LLC)(d)(h)(i)	0.44%	12/01/2036	21,000	21,000,000
Series 2020-MIZ9005, VRD Ctfs. (LOC - Mizuho Capital Mkts LLC)(d)(f)(h)(i)	0.39%	10/15/2037	35,000	35,000,000
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	20	20,455
Natomas Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(a)	5.95%	09/01/2021	425	442,042
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	375	380,854
Oakland (Port of), CA; Series 2012 P, Ref. RB(f)	5.00%	05/01/2023	4,000	4,274,920
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	40	40,662
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2020	695	701,276
Riverside (County of), CA (Reassessment District No. 168); Series 2012, RB	5.00%	09/02/2020	125	125,923
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(b)	6.50%	12/01/2021	130	141,170
Sacramento (City of), CA Financing Authority;
Series 1993 A, Ref. RB (INS - AMBAC)(a)	5.40%	11/01/2020	980	1,000,609
Series 1993 B, Ref. RB	5.40%	11/01/2020	1,335	1,363,075
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)(j)	5.73%	08/15/2023	1,155	1,272,533
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2021	530	554,656
San Juan Capistrano (City of), CA; Series 2011, RB	3.00%	08/01/2021	100	100,214
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2020	605	613,488
Series 2012, Ref. RB	5.00%	11/15/2021	365	381,002
Saugus Union School District; Series 2013, Ref. RB	5.00%	09/01/2021	255	266,539
Southern California Logistics Airport Authority; Series 2005 A, RB (INS - AGC)(a)	4.13%	12/01/2020	5	5,038
Tender Option Bond Trust; Series 2017 XF0576, VRD GO Ctfs.(d)(h)	0.49%	08/01/2046	4,000	4,000,000
West Contra Costa Unified School District;
Series 2008 B, GO Bonds	6.00%	08/01/2021	1,000	1,065,680
Series 2011, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2021	2,350	2,477,088
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,046
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,015
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2021	250	265,135
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	250	277,022
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Whittier (City of), CA (Presbyterian Intercommunity Hospital); Series 2011, RB	4.90%	06/01/2026	$ 9,220	$ 9,529,239
				155,572,484
Colorado–2.03%
Arkansas (State of) River Power Authority; Series 2010, RB	5.00%	10/01/2020	30	30,378
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - Umb Bank N.A.)(h)(i)	0.15%	01/01/2035	8,700	8,700,000
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB	5.00%	11/01/2027	5,400	5,960,466
Denver (City & County of), CO (Airport System); Series 2010 A, RB	5.00%	11/15/2022	10,880	11,090,528
E-470 Public Highway Authority; Series 2010 C, RB	5.25%	09/01/2025	3,000	3,022,140
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	1,550	1,685,098
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	15	15,048
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	3.00%	12/01/2021	923	908,878
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	200	220,478
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	136,523
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	151,999
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	148,707
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	165,848
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2021	155	162,505
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	358,149
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	431,300
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	461,048
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	418,343
				34,067,436
Connecticut–2.99%
Connecticut (State of);
Series 2005 B, Ref. GO CPI-Linked Bonds (INS - AMBAC)(a)(k)	3.50%	06/01/2020	6,120	6,120,000
Series 2011 D, GO Bonds	5.00%	11/01/2025	6,930	7,301,656
Series 2011 D, GO Bonds	5.00%	11/01/2028	3,245	3,415,265
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,076,870
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,795,757
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,512,529
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	11,120,000
Connecticut (State of) Health & Educational Facilities Authority; Series 2015, Ref. RB	3.00%	07/01/2020	200	200,416
Connecticut (State of) Health & Educational Facilities Authority (Trinity College); Series 1998 F, RB (INS - NATL)(a)	5.50%	07/01/2021	190	195,816
Connecticut (State of) Housing Finance Authority; Series 2010, RB	5.00%	06/15/2030	2,545	2,553,475
Naugatuck (Borough of), CT; Series 2002, GO Bonds (INS - AMBAC)(a)	5.88%	02/15/2021	30	31,162
New Haven (City of), CT; Series 2011 B, GO Bonds(b)(c)	4.50%	08/01/2021	25	26,234
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,015
				50,354,195
District of Columbia–0.36%
District of Columbia (KIPP Charter School); Series 2013, RB(b)	5.00%	07/01/2023	625	666,869
District of Columbia Housing Finance Agency; Series 2018 B-1, RB(c)	2.55%	03/01/2022	1,000	1,030,220
District of Columbia Water & Sewer Authority; Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	3,920	4,309,334
				6,006,423
Florida–3.84%
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 B-2, RB	3.00%	11/15/2023	3,750	3,647,812
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	100	103,779
Bonaventure Development District; Series 2002, RB (INS - NATL)(a)	5.13%	11/01/2022	430	431,329
Capital Projects Finance Authority (University of Central Florida); Series 2001 F-1, RB (INS - NATL)(a)	5.13%	10/01/2021	55	55,021
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	1,145	796,519
Dade (County of), FL Health Facilities Authority (Baptist Hospital of Miami); Series 1991 A, RB(b)	5.75%	05/01/2021	25	26,160
Florida (State of) Department of Children & Families (South Florida Evaluation Treatment Center); Series 2005, COP	5.00%	10/01/2021	75	75,272
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(b)	6.88%	10/01/2022	$ 4,530	$ 4,928,368
Florida (State of) Municipal Power Agency (Stanton II); Series 2012 A, RB	5.00%	10/01/2024	1,695	1,875,128
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	3,315	3,486,386
JEA; Series 2008 3-C-1, VRD RB(h)	0.20%	10/01/2034	33,930	33,930,000
JEA (St. Johns River Power Park System);
Series 2012 6, RB	5.00%	10/01/2021	2,335	2,342,869
Series 2012 6, RB	4.00%	10/01/2032	100	100,199
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(f)	5.00%	10/01/2022	1,860	1,880,181
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB	5.00%	11/15/2023	2,415	2,633,775
Miami-Dade (County of), FL; Series 2011, GO Bonds	5.00%	07/01/2027	5,055	5,304,717
Oldsmar (City of), FL; Series 1990, Ref. RB(b)	0.00%	07/01/2020	10	9,956
Palm Bay (City of), FL; Series 2003 A, RB (INS - NATL)(a)	4.13%	07/01/2025	5	5,015
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,016
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 1997 A, RB (INS - NATL)(a)(e)(k)	3.86%	10/01/2021	100	101,288
Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	282,543
St. Lucie (County of), FL; Series 1990, RB(b)	6.00%	10/01/2020	2,335	2,379,715
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,029
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,014
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,060
Tampa (City of), FL Sports Authority (Tampa Bay Arena); Series 1995, RB (INS - NATL)(a)	5.75%	10/01/2020	225	228,888
				64,665,039
Georgia–6.51%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,014
Atlanta (City of), GA Metropolitan Rapid Transit Authority; Series 1992 P, Ref. RB(b)	6.25%	07/01/2020	90	90,412
College Park (City of), GA; Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	40	40,114
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	4,105	4,600,679
Development Authority of Burke County (The) (GA Power Co. Plant Vogtle); Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	7,361,760
Fulton County School District; Series 1998, Ref. GO Bonds	5.50%	01/01/2021	160	164,994
Georgia (State of) Municipal Electric Authority; Series 2007 A, RB (CPURNSA + 1.05%), (INS - NATL)(a)(e)(k)	3.34%	01/01/2021	1,305	1,304,178
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	60	60,218
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,900	2,059,923
Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	36,595	39,641,168
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(e)	0.87%	09/01/2023	1,000	970,310
Series 2018 C, RB(c)	4.00%	12/01/2023	3,700	4,026,007
Series 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(e)	0.95%	12/01/2023	30,000	29,109,300
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - SGI)(a)	4.50%	09/01/2025	30	30,070
Municipal Electric Authority of Georgia (One); Series 2011 A, RB	5.00%	01/01/2021	18,805	19,147,439
Private Colleges & Universities Authority;
Series 2003, RB	5.25%	06/01/2021	280	280,901
Series 2012 C, RB	5.00%	10/01/2020	575	580,422
				109,472,909
Idaho–0.01%
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	85	88,012
Illinois–12.29%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	252,901
Bradley (Village of), IL;
Series 2018 A, Ref. RB	5.00%	01/01/2021	380	382,409
Series 2018 A, Ref. RB	5.00%	01/01/2022	400	405,808
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(d)	4.00%	12/15/2022	6,155	6,109,514
Champaign County Community Unit School District No. 7; Series 2012, GO Bonds	2.25%	12/01/2020	155	155,220
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(b)	5.13%	01/01/2022	$ 440	$ 458,269
Series 1999, GO Bonds (INS - NATL)(a)(g)	0.00%	01/01/2024	6,110	5,404,234
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	907,489
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(g)	0.00%	12/01/2021	2,000	1,931,920
Series 1999 A, GO Bonds (INS - NATL)(a)(g)	0.00%	12/01/2020	4,745	4,691,809
Series 1999 A, GO Bonds(g)	0.00%	12/01/2022	800	771,960
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	216,750
Chicago (City of), IL Transit Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	06/01/2028	6,500	6,510,595
Chicago O’Hare International Airport; Series 2010 C, RB	5.25%	01/01/2028	5,200	5,217,992
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	1,710	1,858,120
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,777
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	631,663
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,071
Collinsville Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,938
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,219
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	5,121,449
Series 2012, Ref. GO Bonds	5.00%	11/15/2024	3,000	3,112,650
Cook County Community College District No. 508; Series 2013, GO Bonds	5.00%	12/01/2021	1,800	1,819,944
Cook County School District No. 127-1/2; Series 2011, Ref. GO Bonds	3.75%	12/01/2020	500	501,365
Cook County School District No. 159; Series 2004, GO Bonds (INS - AGM)(a)(g)	0.00%	12/01/2020	700	697,676
Cook County School District No. 88; Series 2009 B, GO Bonds (INS - AGC)(a)	4.10%	12/01/2023	810	811,936
Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	104,074
Illinois (State of);
Series 1991, RB (INS - AMBAC)(a)	6.25%	12/15/2020	355	362,693
Series 1992 P, RB(b)	6.50%	06/15/2022	90	90,917
Series 2010, Ref. GO Bonds (INS - AGM)(a)	5.00%	01/01/2023	9,665	9,682,300
Series 2010, Ref. GO Bonds	5.00%	01/01/2024	8,130	8,132,439
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,888,200
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,042,680
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,036,941
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,558,240
Illinois (State of) Finance Authority;
Series 1992, RB(b)	6.25%	09/01/2021	5	5,214
Series 2013 A, RB	5.00%	07/01/2021	1,540	1,596,980
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,068,910
Series 2013 A, RB	5.00%	07/01/2023	1,000	1,097,640
Series 2017 A, RB(l)	4.25%	12/01/2027	440	121,440
Series 2019 A, Ref. RB	4.00%	11/01/2021	375	370,935
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	393,158
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	438,746
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	456,251
Illinois (State of) Finance Authority (Advocate Health); Series 2012, RB(b)(c)	5.00%	06/01/2022	18,080	19,763,248
Illinois (State of) Finance Authority (Ascension Health); Series 2012 A, RB(b)(c)	5.00%	11/15/2021	17,895	19,140,492
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	559,927
Illinois (State of) Finance Authority (Palos Hospital); Series 2010 C, RB	5.38%	05/15/2025	4,000	4,012,200
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	30	30,099
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	60	60,153
Illinois (State of) Regional Transportation Authority; Series 1991 A, RB (INS - NATL)(a)	6.70%	11/01/2021	875	915,871
Madison, Jersey, Macoupin, Calhoun, Morgan, Scott and Greene Counties Community College District No. 536 (Lewis and Clark Community College); Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2021	1,000	1,064,350
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,817,793
Minooka (Village of), IL; Series 2011, Ref. GO Bonds	5.00%	01/01/2022	695	725,177
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	2,030	2,206,062
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	85	85,193
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	$ 280	$ 280,496
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	11,186,340
Southwestern Illinois Development Authority;
Series 2012, Ref. RB	5.25%	03/01/2023	75	74,997
Series 2013, RB(b)	6.38%	11/01/2023	1,080	1,195,916
Tender Option Bond Trust; Series 2018 XL0093, VRD Revenue Ctfs.(d)(h)	0.29%	01/01/2048	31,700	31,700,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM) (a)	5.25%	10/01/2022	2,110	2,116,056
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,022,652
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,100
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,042
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(g)	0.00%	11/01/2023	20,455	20,030,354
				206,619,954
Indiana–2.03%
Center Grove Multi-Facility School Building Corp.; Series 2019, RB	2.50%	12/15/2020	4,200	4,205,082
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(f)	5.50%	02/01/2025	890	892,928
Gary (City of), IN Sanitary District; Series 2011 A, RB(b)(c)	5.05%	01/15/2022	8,465	9,010,992
Indiana (State of) Finance Authority; Series 2012, RB	4.00%	03/01/2022	815	814,780
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	565	507,178
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	835	760,017
Mizuho Floater/Residual Trust; Series 2020-MIZ9015, VRD Ctfs. (LOC - Mizuho Capital Mkts LLC)(d)(h)(i)	0.59%	02/01/2031	17,235	17,235,000
Tender Option Bond Trust; Series 2015 XF0115, VRD Revenue Ctfs.(d)(h)	0.54%	08/01/2020	750	750,000
				34,175,977
Iowa–0.11%
Ankeny (City of), IA; Series 2011 A, Ref. GO Bonds	4.00%	06/01/2026	20	20,015
Cedar Rapids (City of), IA; Series 2011 A, GO Bonds	4.25%	06/01/2031	300	300,948
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,500	1,443,090
Iowa (State of) Higher Education Loan Authority; Series 2010, Ref. RB(b)	5.00%	09/01/2020	90	91,072
				1,855,125
Kansas–0.12%
Kansas (State of) Development Finance Authority; Series 2011 K, RB	5.00%	12/01/2020	975	978,422
Kansas (State of) Turnpike Authority; Series 2010 A, Ref. RB	4.00%	09/01/2026	1,000	1,007,300
				1,985,722
Kentucky–2.65%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,032
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,074
Kentucky (State of) Asset/Liability Commission; Series 2007 B, Ref. RN (3 mo. USD LIBOR + 0.55%), (INS - NATL)(a)(e)	1.01%	11/01/2025	3,370	3,237,626
Kentucky (State of) Economic Development Finance Authority; Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,605	1,535,536
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB(b)(c)	6.38%	06/01/2020	5,500	5,500,000
Series 2010 A, RB(b)(c)	6.50%	06/01/2020	2,500	2,500,000
Kentucky (State of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2021	1,250	1,320,013
Kentucky (State of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,637,917
Series 2018, RB	5.00%	05/01/2028	5,000	6,019,300
Kentucky (State of) Property & Building Commission (Project No. 84); Series 2005, Ref. RB (INS - NATL)(a)	5.00%	08/01/2020	7,665	7,715,436
Kentucky (State of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(e)	1.24%	06/01/2025	10,000	9,586,400
Kentucky Rural Water Finance Corp.;
Series 2003 A, Ref. RB (INS - NATL)(a)	4.75%	02/01/2028	10	10,025
Series 2008, Ref. RB	4.13%	02/01/2023	5	5,011
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Pikeville (City of), KY;
Series 2011, Ref. RB(b)(c)	6.25%	03/01/2021	$ 315	$ 329,049
Series 2011, Ref. RB	6.25%	03/01/2024	1,060	1,100,089
				44,531,508
Louisiana–0.14%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2021	75	74,844
Series 2019 A, Ref. RB	5.00%	01/01/2022	160	159,203
Series 2019 A, Ref. RB	5.00%	01/01/2023	170	168,416
Series 2019 A, Ref. RB	5.00%	01/01/2024	175	172,406
Louisiana (State of) Public Facilities Authority; Series 2017, Ref. RB(g)	0.00%	10/01/2020	1,760	1,747,803
				2,322,672
Maine–0.10%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(f)	4.75%	12/01/2024	1,550	1,669,273
Maryland–0.76%
Maryland (State of) Community Development Administration; Series 2003, RB (INS - AGM)(a)	4.40%	07/01/2021	40	40,126
Maryland (State of) Department of Transportation; Series 2016, Ref. RB	4.00%	09/01/2021	3,600	3,774,024
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,701,507
Maryland (State of) University System; Series 2009 D, Ref. RB	4.00%	04/01/2021	10	10,029
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,150	1,154,876
Montgomery (County of), MD; Series 2009 A, Ref. GO Bonds	4.00%	11/01/2020	115	115,337
Montgomery (County of), MD Housing Opportunites Commission; Series 2007 A, RB(f)	4.63%	07/01/2032	20	20,038
				12,815,937
Massachusetts–3.15%
Boston (City of), MA Housing Authority;
Series 2008, RB (INS - AGM)(a)	4.13%	04/01/2021	20	20,060
Series 2008, RB (INS - AGM)(a)	5.00%	04/01/2027	30	30,116
Series 2008, RB (INS - AGM)(a)	5.00%	04/01/2028	35	35,135
Boston (City of), MA Water & Sewer Commission;
Series 2009 B, Ref. RB	5.00%	11/01/2020	100	100,367
Series 2009 B, Ref. RB	4.00%	11/01/2021	1,070	1,073,092
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	40	40,138
Commonwealth of Massachusetts; Series 2006, GO Bonds (INS - AGM)(a)(e)(k)	2.43%	11/01/2020	25,000	24,999,000
Massachusetts (State of); Series 2005 A, RB (INS - AGM)(a)(e)(k)	3.43%	06/01/2020	830	830,000
Massachusetts (State of) Bay Transportation Authority; Series 2004 C, CPI-Linked RB(k)	2.60%	07/01/2020	2,600	2,598,310
Massachusetts (State of) Bay Transportation Authority (General Transportation System); Series 1991 A, RB	7.00%	03/01/2021	660	671,959
Massachusetts (State of) Development Finance Agency;
Series 2000, RB	6.00%	08/01/2021	395	408,936
Series 2007 E, RB	5.00%	07/15/2022	490	490,701
Series 2007 E, RB	5.00%	07/15/2027	3,250	3,253,705
Series 2012 G, RB	5.00%	10/01/2022	2,000	2,100,980
Massachusetts (State of) Development Finance Agency (Boston College); Series 2009 Q-1, RB	5.00%	07/01/2020	340	341,156
Massachusetts (State of) Educational Financing Authority; Series 2010 A, RB	5.50%	01/01/2022	5,625	5,629,669
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2010 A, RB	5.00%	10/01/2028	1,000	1,013,320
Massachusetts (State of) School Building Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	680	750,591
Series 2012 A, Ref. RB	5.00%	08/15/2025	3,320	3,654,158
Metropolitan Boston Transit Parking Corp.;
Series 2011, RB	5.00%	07/01/2024	2,405	2,503,172
Series 2011, RB	5.00%	07/01/2025	1,185	1,232,116
Series 2011, RB	5.00%	07/01/2026	1,105	1,147,432
Natick (Town of), MA; Series 2011, GO Bonds	4.00%	06/15/2031	20	20,051
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	$ 10	$ 10,028
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,071
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,044
Winchester (Town of), MA; Series 2008, GO Bonds	4.38%	07/01/2027	25	25,070
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2021	10	10,029
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,044
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,030
Series 2007, GO Bonds (INS - AGM)(a)	4.00%	11/01/2020	5	5,015
				53,059,495
Michigan–1.46%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	600	581,340
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	220	219,485
Flat Rock (City of), MI Tax Increment Finance Authority; Series 2006 B, Ref. RB	4.75%	10/01/2021	10	10,031
Grand Rapids (City of), MI Economic Development Corp. (Clark Retirement Community, Inc.); Series 2019 C-1, RB	3.00%	04/01/2022	7,250	7,184,750
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,032
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2011 A, Ref. RB(b)(c)	5.50%	11/15/2021	12,375	13,326,019
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.00%	02/01/2022	1,190	1,206,613
Muskegon Heights (City of), MI;
Series 2005, Ref. RB (INS - NATL)(a)	4.00%	11/01/2021	105	106,495
Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	187,361
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2024	1,400	1,392,132
Taylor (City of), MI Tax Increment Finance Authority; Series 2013 B, Ref. RB (INS - AGM)(a)	4.00%	05/01/2021	15	15,043
Wayne (City of), MI; Series 2004, GO Bonds (INS - AMBAC)(a)	4.40%	10/01/2021	375	377,501
				24,616,802
Minnesota–1.07%
Dakota (County of), MN Community Development Agency; Series 2018 B, RB(c)	3.80%	09/01/2021	2,000	1,965,060
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,682,872
Mankato Independent School District No. 77; Series 2008 A, GO Bonds	4.00%	02/01/2021	5	5,014
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,035
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,014
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,027
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2016 A, Ref. RB	4.50%	07/01/2028	555	546,126
Series 2018 B, RB(c)	3.75%	09/01/2020	4,310	4,313,146
Tri-County Independent School District No. 2358; Series 2010 C, GO Bonds	4.00%	02/01/2027	45	45,119
University of Minnesota; Series 1996 A, RB(b)	5.50%	07/01/2021	7,925	8,136,360
Woodbury (City of), MN; Series 2012 A, RB	3.65%	12/01/2020	205	207,956
				17,931,729
Mississippi–1.06%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	820	897,712
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	878,984
Mississippi (State of) Hospital Equipment & Facilities Authority (Mississippi Baptist Health Systems, Inc.); Series 2015 A, Ref. RB (SIFMA Municipal Swap Index + 1.30%)(c)(e)	1.44%	08/15/2020	1,000	998,750
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	23,292
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	14,800	14,936,604
Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,029
Ridgeland (City of), MS; Series 2009, RB	5.38%	10/01/2029	55	55,168
				17,800,539
Missouri–0.38%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	675	615,823
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	$ 285	$ 279,078
Missouri (State of) Development Finance Board; Series 2005 A, RB	6.00%	06/01/2020	675	675,000
Missouri (State of) Environmental Improvement & Energy Resources Authority; Series 2005 A, RB	4.25%	07/01/2026	5	5,015
Missouri (State of) Health & Educational Facilities Authority; Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,339,804
Missouri (State of) Housing Development Commission; Series 2011 E-4, RB (CEP - GNMA)(b)(c)	4.25%	05/01/2021	40	41,422
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,017
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(g)	0.00%	06/01/2025	245	212,557
St. Louis (County of), MO Industrial Development Authority; Series 2017, Ref. RB	3.00%	09/01/2022	70	67,458
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	1,130	1,134,181
				6,420,355
Montana–0.00%
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,028
Nebraska–0.89%
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	13,500	15,000,120
Nevada–0.04%
Reno (City of), NV; Series 2004 A, RB (INS - AMBAC)(a)	5.50%	06/01/2023	60	60,157
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	675	657,990
				718,147
New Hampshire–0.01%
New Hampshire (State of) Health and Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2007 B, RB	5.00%	07/01/2023	100	100,282
New Hampshire (State of) Municipal Bond Bank;
Series 2003 D, RB (INS - AGM)(a)	4.00%	08/15/2021	5	5,015
Series 2009 A, Ref. RB	4.00%	02/15/2023	15	15,042
				120,339
New Jersey–8.55%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	250	312,693
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,749,184
Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	1,000	1,001,620
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,502,085
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,715,039
Essex (County of), NJ Improvement Authority; Series 2010 A, RB(b)	5.00%	11/01/2020	30	30,598
Mountain Lakes (Borough of), NJ; Series 2009, Ref. GO Bonds	5.00%	11/15/2020	50	50,184
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,639,530
Series 2016 A, Ref. RB(b)	5.00%	06/15/2025	1,000	1,227,990
New Jersey (State of) Economic Development Authority;
Series 2002, RB (INS - AMBAC)(a)	4.63%	11/15/2020	10	10,034
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	7,374,546
Series 2004 A, RB(b)	5.25%	07/01/2025	820	1,016,546
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,193,369
Series 2005, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,463,680
Series 2012, Ref. RB	5.00%	06/15/2020	405	405,275
Series 2012, Ref. RB	5.00%	06/15/2022	1,520	1,628,026
Series 2012, Ref. RB	5.00%	06/15/2023	6,500	6,949,345
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,079,740
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,115,110
Series 2017 A, Ref. RB(d)	3.50%	09/01/2022	10	9,957
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,571,325
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,050,430
New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	417,188
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	$ 5,000	$ 5,011,400
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2010 1A, Ref. RB	4.75%	12/01/2021	5	5,000
Series 2010 1A, Ref. RB	5.10%	12/01/2026	20	20,000
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2007 A, RB (INS - AGM)(a)	5.00%	05/01/2021	40	40,236
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, RB	5.75%	06/15/2020	3,930	3,933,498
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2020	5,000	5,060,300
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	20,000	20,623,200
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,057,120
Series 2006 A, RB	5.50%	12/15/2021	5,000	5,155,800
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,065,720
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,479,189
Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	20,000	20,549,000
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,762,326
Series 2011 B, RB	5.25%	06/15/2026	460	467,434
Series 2012 A-A, RB (INS - AGM)(a)	5.00%	06/15/2025	1,645	1,712,938
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(e)	1.34%	12/15/2021	10,000	9,998,900
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,436,300
Series 2018-A, Ref. RN	5.00%	06/15/2024	3,500	3,786,055
New Jersey Transportation Trust Fund Authority; Series 2006, RB (INS - AGM)(a)	5.25%	12/15/2020	1,050	1,075,000
North Caldwell School District; Series 2010, Ref. GO Bonds	4.00%	02/15/2023	515	516,463
Salem (County of), NJ Improvement Authority; Series 2007, RB (INS - AGM)(a)	5.38%	08/15/2028	125	125,390
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(f)	5.00%	12/01/2023	1,380	1,431,902
Tender Option Bond Trust; Series 2017 XF2482, VRD GO Ctfs.(d)(h)	0.39%	03/01/2042	3,935	3,935,000
Vineland (City of), NJ; Series 2005, Ref. GO Bonds (INS - NATL)(a)	5.00%	03/01/2021	15	15,522
				143,777,187
New Mexico–0.66%
Farmington (City of), NM; Series 2004 A, RB	5.00%	06/01/2023	205	205,327
Farmington (City of), NM (AZ Public Service Co.); Series 1994 B, Ref. RB	4.70%	09/01/2024	4,500	4,567,410
New Mexico (State of) Hospital Equipment Loan Council;
Series 2012 A, Ref. RB	4.75%	07/01/2022	1,555	1,614,510
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,427,876
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,550	1,451,963
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	119,613
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	186,083
Santa Fe (City of), NM; Series 2019 B, RB	2.63%	05/15/2025	1,000	907,590
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	600	547,524
University of New Mexico;
Series 1991, RB(b)	6.50%	06/01/2021	30	30,951
Series 1992 A, Ref. RB	6.00%	06/01/2021	95	97,748
				11,156,595
New York–8.21%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	875	880,819
Dutchess (County of), NY Industrial Development Agency; Series 2007 A-1, Ref. RB	5.00%	08/01/2022	750	750,052
Hyde Park (Town of), NY; Series 2005, GO Bonds (INS - AMBAC)(a)	4.10%	06/01/2023	5	5,015
Marlborough (Town of), NY; Series 2008, GO Bonds (INS - AGC)(a)	4.00%	06/15/2020	25	25,035
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2028	$14,985	$ 15,419,715
Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,294,900
Series 2015 C-2, Ref. RB(c)	4.00%	11/15/2020	5,790	5,790,637
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,450	1,514,887
Series 2016 D, Ref. RB	5.00%	11/15/2021	1,000	1,022,540
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,692,500
Series 2017 C1, RB	5.00%	11/15/2023	3,000	3,134,250
Series 2018 B-2, RB	5.00%	05/15/2021	3,000	3,040,620
Series 2018 B-2D, RB	5.00%	05/15/2021	220	222,979
Series 2018 C-2, RB	5.00%	09/01/2020	4,755	4,803,453
Series 2020 A-2, RB	4.00%	02/01/2022	1,225	1,229,055
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,298,450
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB(j)	5.25%	06/01/2026	3,000	2,946,030
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(a)(f)	5.75%	12/01/2022	1,415	1,422,712
Series 2010 8, RB	5.00%	12/01/2020	525	528,229
New York (City of), NY;
Series 2011 A-1, GO Bonds	5.00%	08/01/2022	6,455	6,804,409
Series 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	10,056,272
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,506,150
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2031	100	100,003
New York (City of), NY Transitional Finance Authority; Series 2009 B, RB	5.00%	11/01/2023	1,590	1,595,915
New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	530	510,231
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	5,000	5,509,000
New York (State of) Housing Finance Agency; Series 2018 H, RB	2.65%	05/01/2022	1,000	1,039,730
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,329,836
New York (State of) Thruway Authority Highway & Bridge Trust Fund; Series 2011 A1, RB	5.00%	04/01/2025	1,525	1,582,706
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	4.00%	06/01/2020	345	345,000
Series 2016 B, Ref. RB	5.00%	06/01/2021	350	359,632
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	315,840
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	736,998
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	521,428
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB (INS - FGIC)(a)	5.00%	04/01/2021	600	623,940
New York State Environmental Facilities Corp.; Series 2011 B, RB	5.00%	06/15/2028	3,000	3,138,000
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2020	7,800	7,763,418
Series 2016, Ref. RB(f)	5.00%	08/01/2026	12,530	12,097,966
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(c)	5.00%	07/01/2022	2,610	2,861,369
Orange County Funding Corp.; Series 2012 B, RB	4.00%	07/01/2024	695	700,025
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(d)	5.00%	07/01/2022	202	202,864
Ramapo (Town of), NY;
Series 2006, GO Bonds (INS - SGI)(a)	4.00%	08/01/2020	60	59,984
Series 2006, GO Bonds (INS - SGI)(a)	4.00%	08/01/2021	100	99,838
Rochester (City of), NY; Series 2008 B, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2020	10	10,031
Suffolk (County of), NY; Series 2017 C, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/01/2022	4,610	4,949,296
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(l)(m)	6.70%	12/01/2020	30	0
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	30	31,040
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB(b)	5.00%	09/01/2030	3,125	3,158,031
				138,030,830
North Carolina–0.60%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	2,485	2,489,672
North Carolina (State of) Medical Care Commission; Series 2018 B-2, RB	3.55%	10/01/2024	2,875	2,735,850
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
University of North Carolina;
Series 2008 A, RB (INS - AGC)(a)	4.25%	10/01/2021	$ 5	$ 5,015
Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,032
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(c)(e)	0.52%	11/09/2022	4,900	4,851,588
				10,092,157
North Dakota–0.52%
Burleigh (County of), ND; Series 2018, RB	3.25%	11/01/2023	3,495	3,592,371
Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,208,434
Grand Forks (City of), ND;
Series 2005 B, Ref. GO Bonds (INS - SGI)(a)	4.13%	12/01/2020	5	5,015
Series 2012, RB	4.00%	12/01/2027	1,265	1,288,832
Horace (City of), ND;
Series 2019 B, Ref. GO Bonds	2.35%	10/01/2021	1,000	1,002,560
Series 2019, GO Bonds	2.50%	08/01/2021	1,500	1,504,575
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,289
				8,702,076
Ohio–1.06%
Akron (City of), OH; Series 2009, Ref. RB (INS - AGC)(a)	4.00%	03/01/2022	75	75,213
Butler (County of), OH; Series 2010, RB(b)(c)	5.50%	11/01/2020	1,355	1,384,525
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	5.75%	11/15/2020	345	353,163
Cleveland (City of), OH; Series 1993 G, Ref. RB(b)	5.50%	01/01/2021	1,490	1,535,788
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,310	1,337,916
Dayton (City of), OH;
Series 2009 A, GO Bonds	4.63%	12/01/2029	10	10,032
Series 2009, GO Bonds	4.50%	12/01/2028	100	100,311
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(f)	5.00%	12/01/2026	1,335	1,427,342
Deerfield (Township of), OH; Series 2007, RB	5.00%	12/01/2025	30	30,104
Franklin (County of), OH (Ohio Presbyterian Retirement Services); Series 2010 A, RB	5.63%	07/01/2026	2,950	2,959,351
Greene (County of), OH; Series 2004 A, RB (INS - AGA)(a)	5.00%	09/01/2024	10	10,003
Ohio (State of); Series 2018, Ref. RB(d)	5.00%	12/01/2023	3,000	3,198,660
Ohio (State of) Higher Educational Facility Commission;
Series 2003, RB (CPURNSA + 1.06%), (INS - FGIC)(a)(e)(k)	2.77%	12/01/2020	155	155,008
Series 2006, RB (INS - AMBAC)(a)(e)(k)	2.77%	12/01/2020	675	675,034
Series 2006, RB (INS - AMBAC)(a)(e)(k)	2.98%	12/01/2023	2,460	2,459,065
Series 2015, Ref. RB	6.00%	10/01/2021	1,230	1,231,956
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	805	805,781
Scioto (County of), OH; Series 2006, GO Bonds (INS - AGM)(a)	4.25%	12/01/2026	20	20,056
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	25	25,075
				17,794,383
Oklahoma–0.17%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	365	394,123
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	2,190	2,192,606
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB (INS - NATL)(a)	5.75%	01/01/2024	150	178,338
Oklahoma City (City of), OK Water Utilities Trust; Series 2009 B, Ref. RB	3.25%	07/01/2024	150	150,327
				2,915,394
Oregon–0.10%
Clackamas (County of), OK Hospital Facility Authority;
Series 2018 B-1, RB	3.20%	05/15/2025	765	760,142
Series 2018 B-2, RB	2.80%	05/15/2024	555	552,525
Clackamas (County of), OR; Series 2009, GO Bonds	4.00%	06/01/2027	15	15,040
Clackamas County School District No. 86; Series 2005 B, GO Bonds (INS - AGM)(a)	4.35%	06/15/2025	5	5,015
Molalla (City of), OR; Series 2010, Ref. RB	4.00%	03/01/2022	270	270,672
Oregon Health & Science University; Series 1996 A, RB (INS - NATL)(a)(g)	0.00%	07/01/2021	40	38,842
				1,642,236
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–8.28%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	$ 445	$ 470,080
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	465	447,209
Bentworth School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	2.25%	03/15/2024	1,455	1,456,673
Series 2012, Ref. GO Bonds (INS - AGM)(a)	2.30%	03/15/2025	1,000	1,001,110
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Revenue Ctfs.(d)(h)	0.32%	11/01/2044	8,420	8,420,000
Coatesville Area School District Building Authority;
Series 2018, RB	5.00%	12/01/2021	310	329,914
Series 2018, RB	5.00%	12/01/2022	400	442,256
Series 2018, RB	5.00%	12/01/2023	400	448,708
Series 2018, RB	5.00%	12/01/2024	425	476,752
Erie (County of), PA Hospital Authority;
Series 2006 A, Ref. RB (INS - AGC)(a)	4.50%	07/01/2023	45	45,138
Series 2010 A, RB(b)(c)	7.00%	07/01/2020	3,100	3,116,616
Erie (County of), PA Hospital Authority (St. Mary’s Home Erie); Series 2006 A, Ref. RB (INS - AGC)(a)	4.80%	07/01/2029	300	300,684
Laurel Highlands School District; Series 2014, GO Bonds	2.25%	11/01/2020	50	50,071
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	3,195,160
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,251,977
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,540,511
Montgomery (County of), PA Higher Education & Health Authority;
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,481,513
Series 2014 A, Ref. RB(e)	5.00%	10/01/2024	1,165	1,313,957
Northampton (County of), PA General Purpose Authority (St. Luke’s Hospital); Series 2013 B, RB (SIFMA Municipal Swap Index Rate + 1.40%)(c)(e)	1.54%	08/15/2020	16,000	15,999,520
Pennsylvania (Commonwealth of); Series 2016, Ref. GO Bonds	5.00%	01/15/2022	2,960	3,182,562
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	2,000	2,034,500
Pennsylvania (State of) Economic Development Financing Authority; Series 2010 B, RB	8.00%	05/01/2029	2,750	2,750,852
Pennsylvania (State of) Higher Educational Facilities Authority;
Series 2008 AH, RB	4.00%	06/15/2021	5	5,012
Series 2008 AH, RB	4.00%	06/15/2022	5	5,010
Series 2009 AJ, RB	5.00%	06/15/2021	15	15,047
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(h)	1.35%	09/01/2045	58,030	58,030,000
Pennsylvania (State of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,945,178
Pennsylvania (State of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index Rate + 0.60%)(e)	0.74%	12/01/2023	1,500	1,469,895
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,829,118
Philadelphia (City of), PA Authority for Industrial Development;
Series 2010, RB(b)	5.00%	08/01/2020	155	156,211
Series 2013 A-1, RB	6.25%	06/15/2023	405	422,860
Series 2013, RB	5.00%	04/01/2033	1,765	1,793,611
Pittsburgh (City of), PA Urban Redevelopment Authority; Series 2009, RB (CEP - GNMA)	4.20%	10/20/2024	365	365,913
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (1 mo. USD LIBOR + 0.64%), (INS - AGM)(a)(c)(e)	0.77%	12/01/2020	5,000	4,975,750
Pittston Area School District;
Series 2012 A, GO Bonds (INS - AGM)(a)	2.10%	07/15/2024	370	370,407
Series 2012 A, GO Bonds (INS - AGM)(a)	2.13%	07/15/2025	645	645,639
Pottsville (City of), PA Hospital Authority; Series 2014, RB(b)(d)	5.75%	07/01/2022	1,955	2,056,230
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(e)	1.02%	12/01/2024	65	64,189
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	660	661,987
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,029,018
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds	5.00%	08/01/2024	1,010	1,183,659
Series 2016 B, GO Bonds	5.00%	08/01/2026	1,160	1,432,600
				139,213,097
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–0.31%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	$ 500	$ 503,230
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	30,182
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,398,012
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2020	150	150,223
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	210	210,666
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	1,380	1,389,177
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	606,773
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	196,110
Puerto Rico Electric Power Authority; Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	502,845
Puerto Rico Public Buildings Authority; Series 2004 K, Ref. RB	5.25%	07/01/2027	265	267,072
				5,254,290
Rhode Island–0.06%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	11,001
Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(f)	3.25%	12/01/2022	1,000	1,006,680
				1,017,681
South Carolina–1.35%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	660,610
South Carolina (State of) Jobs-Economic Development Authority; Series 2006 A, RB (INS - NATL)(a)	4.25%	08/01/2024	25	25,037
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(h)	1.45%	05/01/2048	20,000	20,000,000
South Carolina (State of) Public Service Authority; Series 2015 C, Ref. RB	5.00%	12/01/2021	1,885	2,008,430
				22,694,077
South Dakota–0.15%
Minnehaha (County of), SD;
Series 2010, RB	6.00%	12/01/2023	400	403,740
Series 2013 A, COP	2.13%	12/01/2020	2,045	2,047,863
				2,451,603
Tennessee–2.14%
Alcoa (City of), TN; Series 2013 A, GO Bonds	4.00%	06/01/2029	250	250,390
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(d)(g)	0.00%	12/01/2020	1,000	974,320
Columbia (City of), TN; Series 2008, RB (INS - AGC)(a)	5.13%	12/01/2022	50	50,185
Dayton (City of), TN;
Series 2013, GO Bonds	4.00%	05/01/2028	215	215,312
Series 2013, GO Bonds	4.00%	05/01/2029	230	230,324
Elizabethton (City of), TN Health & Educational Facilities Board; Series 2000 B, Ref. RB(b)	7.00%	07/01/2020	245	246,291
Fayetteville (City of), TN; Series 2013 B, GO Bonds	4.00%	06/01/2029	230	230,361
Greeneville (Town of), TN; Series 2010 A, Ref. GO Bonds (INS - AGC)(a)	3.25%	06/01/2025	240	240,000
Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2008 B, Ref. RB	4.25%	05/15/2023	10	10,024
Selmer (Town of), TN; Series 2013, Ref. GO Bonds	3.75%	06/01/2027	310	310,307
Sevier (County of), TN;
Series 2011, GO Bonds	3.10%	06/01/2029	500	500,000
Series 2011, GO Bonds	3.13%	06/01/2030	300	300,000
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,014
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	2,350	2,443,601
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,726,018
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,988,208
Series 2006 A, RB	5.25%	09/01/2024	15,115	16,953,589
Series 2006 C, RB	5.00%	02/01/2022	3,090	3,250,680
				35,924,624
Texas–6.93%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	4.00%	06/15/2026	530	518,859
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Big Oaks Municipal Utility District; Series 2009, GO Bonds (INS - AGC)(a)	4.50%	03/01/2021	$ 275	$ 275,776
Borden County Independent School District;
Series 2009, GO Bonds	4.25%	02/15/2022	125	125,384
Series 2009, GO Bonds	4.38%	02/15/2023	50	50,159
Burney Road Municipal Utility District; Series 2007, Ref. GO Bonds (INS - AGM)(a)	4.00%	09/01/2024	50	50,145
Carthage (City of), TX; Series 2010, Ref. GO Bonds (INS - AGM)(a)	4.00%	08/15/2023	150	150,435
Clifton Higher Education Finance Corp.; Series 2018 D, RB	5.00%	08/15/2021	665	681,439
El Paso (County of), TX Hospital District; Series 2013, GO Ctfs.	5.00%	08/15/2025	675	722,344
Elgin (City of), TX; Series 2007, GO Ctfs. (INS - AGM)(a)	4.40%	07/15/2027	275	275,726
Harris (County of), TX Municipal Utility District No. 151; Series 2012, Ref. GO Bonds (INS - AGM)(a)	4.00%	09/01/2020	330	330,931
Harris (County of), TX Municipal Utility District No. 290; Series 2012, GO Bonds (INS - AGM)(a)	3.00%	09/01/2026	410	411,759
Hays Consolidated Independent School District; Series 2007, GO Bonds (CEP - Texas Permanent School Fund)	4.50%	08/15/2026	70	70,233
Irving (City of), TX; Series 2011, Ref. GO Bonds	5.00%	09/15/2022	1,440	1,460,347
Joint Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,325,232
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	2,102,377
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	470	470,254
Lower Colorado River Authority; Series 2011 B, Ref. RB	5.00%	05/15/2022	1,405	1,466,258
Lufkin (City of), TX; Series 2010, GO Ctfs.	4.00%	08/15/2025	415	415,394
Mizuho Floater/Residual Trust; Series 2019 MIZ9006, VRD Revenue Ctfs. (LOC - Mizuho Capital Mkts LLC)(d)(h)(i)	0.39%	09/01/2039	3,925	3,925,000
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,084
Murphy (City of), TX; Series 2010, GO Bonds	4.00%	02/15/2027	585	586,498
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB	5.00%	04/01/2022	365	376,837
Series 2016 A, RB	5.00%	04/01/2023	385	394,255
Series 2016 A, RB	5.00%	04/01/2024	405	416,490
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB	4.00%	04/01/2023	1,295	1,281,972
North Texas Municipal Water District; Series 2003, RB	5.13%	06/01/2023	5	5,021
Northeast Travis County Utility District; Series 2012 B, Ref. GO Bonds (INS - AGM)(a)	3.00%	09/01/2020	365	365,723
Port Arthur (Port of), TX Navigation District; Series 2010 D, VRD RB(h)	2.15%	11/01/2040	20,000	20,000,000
Red River Health Facilities Development Corp.; Series 2012, RB	4.70%	01/01/2022	55	55,073
Robstown (City of), TX; Series 2009, GO Ctfs. (INS - AGM)(a)(g)	0.00%	03/01/2024	490	462,114
Rockwall (County of), TX; Series 2010, GO Bonds	4.00%	02/01/2023	285	286,268
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	150	142,626
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2020	3,000	3,019,620
Texas City Industrial Development Corp.; Series 1990, Ref. RB	7.38%	10/01/2020	14,275	14,550,507
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	26,645	30,629,493
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(e)	0.69%	09/15/2027	28,835	27,374,219
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2020	1,000	1,015,480
Timber Lane Utility District; Series 2012, Ref. GO Bonds (INS - AGM)(a)	3.00%	08/01/2020	795	796,566
				116,616,898
Utah–0.00%
Utah (State of) Associated Municipal Power Systems (San Juan); Series 2008 A, RB (INS - AGC)(a)	4.25%	06/01/2020	10	10,000
Washington (County of), UT; Series 2009, Ref. RB	4.00%	10/01/2020	25	25,073
				35,073
Vermont–0.01%
Burlington (City of), VT; Series 2012 A, GO Bonds	5.00%	11/01/2021	200	213,310
Virgin Islands–0.03%
Virgin Islands Public Finance Authority; Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	500	507,115
Virginia–0.20%
Bristol (City of), VA; Series 2001, Ref. RB(b)	5.00%	07/15/2021	20	20,559
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Upper Occoquan Sewage Authority;
Series 1995 A, RB (INS - AGM)(a)	5.15%	07/01/2020	$ 2,695	$ 2,705,484
Series 1995 A, RB (INS - NATL)(a)	5.15%	07/01/2020	95	95,370
Virginia (State of) College Building Authority; Series 2001, RB	5.38%	01/01/2021	565	581,447
				3,402,860
Washington–0.55%
Central Puget Sound Regional Transit Authority;
Series 1998, RB (INS - NATL)(a)	5.25%	02/01/2021	360	372,129
Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,010	1,134,755
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	25	25,013
King & Snohomish Counties School District No. 417; Series 2007, Ref. GO Bonds	4.25%	12/01/2021	5	5,015
Seattle (City of), WA; Series 2010 B, Ref. RB	5.00%	08/01/2023	755	757,733
Seattle (Port of), WA;
Series 2010 B, Ref. RB	5.00%	06/01/2023	1,300	1,302,574
Series 2010 B, Ref. RB	5.00%	06/01/2030	1,680	1,683,024
Series 2017 C, RB(f)	5.00%	05/01/2025	275	317,834
Washington (State of); Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,679,244
				9,277,321
West Virginia–1.15%
Fairmont (City of), WV; Series 2012 D, Ref. RB (INS - AGM)(a)	2.70%	07/01/2022	520	520,811
Roane (County of), WV Building Commission; Series 2019, Ref. RB	2.55%	11/01/2021	2,500	2,514,675
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, VRD RB(h)	1.20%	06/01/2033	16,285	16,285,000
				19,320,486
Wisconsin–0.81%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2026	3,360	4,159,344
West De Pere School District;
Series 2012 A, Ref. GO Bonds	2.25%	10/01/2022	635	638,823
Series 2012 A, Ref. GO Bonds	2.60%	10/01/2025	165	165,980
Wisconsin (State of) Center District; Series 1999, Ref. RB	5.25%	12/15/2023	1,585	1,741,883
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	1,825,160
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	2,739,090
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2021	1,130	1,186,613
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(c)	4.13%	10/01/2022	100	105,430
Series 2016 A, RB	4.00%	01/01/2024	320	331,677
Series 2016, RB(d)	4.00%	12/01/2020	800	802,464
				13,696,464
TOTAL INVESTMENTS IN SECURITIES(n)–95.66% (Cost $1,589,773,955)					1,608,859,841
OTHER ASSETS LESS LIABILITIES–4.34%					73,035,063
NET ASSETS –100.00%					$1,681,894,904
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $142,127,904, which represented 8.45% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $121,440, which represented less than 1% of the Fund’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
National Public Finance Guarantee Corp	6.56%
Assured Guaranty Municipal Corp.	8.61%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,608,859,841	$0	$1,608,859,841
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer Short Term Municipal Fund